Share-Based Compensation (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2016 employee shares	Mar. 30, 2011	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost from modification			$ 1,409	$ 281	$ 741
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan		2.50%
Options converted into liability award (in shares) | shares	1,117,380
Share-based compensation expense			3,267	3,303	2,788
Share-based compensation related income tax benefits (expense)			151	688	(1,581)
Initial Public Offering, Special Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					210
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation related to expired stock options in Additional paid-in capital			$ 750	206	$ 2,077
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period of stock options recognized			3 months
Stock Option [Member] | 2011 Equity Incentive Plan Award Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by plan modification | employee	104
Incremental compensation cost from modification			$ 0	$ 0
Outstanding units related to liability award (in shares) | shares			605,821	933,399
Accumulated additional paid-in capital related to award modification			$ 5,865	$ 5,820
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period of stock options recognized			2 years
Accrued Payroll and Other Liabilities [Member] | Stock Option [Member] | 2011 Equity Incentive Plan Award Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation related to award modification			$ 85	$ 9
Second Anniversary Of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			40.00%
Three Years Following The Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Requisite service period			3 years
Third Anniversary of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fourth Anniversary of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Fifth Anniversary of Grant Date [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%